Litigation (Details) $ in Thousands, ¥ in Millions	Oct. 21, 2021 USD ($)	Oct. 21, 2021 CNY (¥)	Jul. 01, 2026 CNY (¥)	Jun. 30, 2026 USD ($) claim	Dec. 31, 2025 USD ($)	Jun. 27, 2022 CNY (¥)
Litigation
Number of claims or actions pending, which ultimate disposition could have a material adverse effect on the Group's results of operations | claim				0
Damages awarded	$ 37,700	¥ 253.2
Loss Contingency Annual Interest Rate	5.5	5.5
Recovery of costs	$ 2,200
Bank guarantee | ¥						¥ 286.0
Accounts receivable				$ 117,556	$ 126,750
Accounts payable				33,646	45,533
Other payables				15,481	$ 13,109
Subsequent Events
Litigation
Bank guarantee | ¥			¥ 335.2
Seroquel
Litigation
Accounts receivable				1,100
Accounts payable				900
Other payables				$ 1,200